Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 21. Subsequent Events
In January 2022, the Company granted approximately 1.1 million RSUs to certain employees under the 2021 Plan. The awards will vest in equal installments on each of the first three anniversaries of the Closing Date, subject to the participant’s continued service through the applicable vesting dates. Based on the grant date fair value of the awards, the Company expects to recognize approximately $4.2 million of share-based compensation expense in salaries and related costs in the consolidated statements of operations over the vesting period.
On February 24, 2022, ATI Holdings Acquisition, Inc., an indirect subsidiary of ATI Physical Therapy, Inc., refinanced its outstanding debt by entering into a new 2022 credit agreement. The Company’s outstanding 2016 first lien term loan had a principal balance of $555.0 million which was paid down in its entirety on the refinancing date. The new 2022 credit agreement includes a senior secured term loan with a principal balance of $500.0 million which matures on February 24, 2028. Borrowings on the new senior secured term loan initially bear interest at a rate equal to the Secured Overnight Financing Rate (“SOFR”), subject to a 1.0% floor, plus 7.25%, and includes step-downs based on the Company’s net leverage ratio. The Company may elect to pay
2.0% interest
in-kind
at a 0.5% premium during the first year under the agreement. The 2022 credit agreement contains customary covenants and restrictions, including financial and non-financial
covenants. The financial covenants require the Company to maintain $30.0 million of minimum liquidity through the first quarter of 2024. Additionally, beginning in the second quarter of 2024, the Company must maintain a net leverage ratio, as defined in the agreements, not to exceed 7.00:1.00. The net leverage ratio covenant contains a step-down in the third quarter of 2024 to 6.75:1.00 and an additional step-down in the first quarter of 2025 to 6.25:1.00, which remains applicable through maturity.
The 2022 credit agreement includes a super priority revolving credit facility which has a maximum borrowing capacity of $50.0 million and matures on February 24, 2027. Borrowings on the new revolving credit facility bear interest, at the Company’s election, at a base interest rate of the ABR, as defined in the agreement, plus a credit spread or SOFR plus an applicable credit spread adjustment plus 4.0%. The interest rate related to borrowings on the revolving credit facility includes step-downs based on the Company’s net leverage ratio.
On February 24, 2022, the Company issued, in the aggregate, 165,000 shares of non-convertible
Series A Senior Preferred Stock with an initial stated value of $1,000 per share, or $165.0 million of stated value in the aggregate (“Series A Preferred Stock”), together with warrants
to purchase up to 11,498,401 shares of the Company’s common stock. The Series A Preferred Stock has priority over the Class A common stock with respect to distribution rights, liquidation rights and dividend rights. The holders of the Series A Preferred Stock are entitled to cumulative dividends on the preferred shares at an initial dividend rate of 12.0%, which are payable in-kind,
increasing 1.0% per annum on the first day following the fifth anniversary of the issuance and each one-year
anniversary thereafter. However, from and after the third anniversary of the issuance of such preferred equity, the Company has the option to pay such dividends in cash at an interest rate of 1.0% lower than the paid-in-kind
rate. The Series A Preferred Stock is perpetual and is mandatorily redeemable in certain circumstances such as a change of control, liquidation, winding up or dissolution, bankruptcy or other insolvency event, restructuring or capitalization transaction, or event of noncompliance.
Each warrant entitles the holder to purchase one share of the Company’s Class A common stock. The warrants are exercisable within 5 years from issuance. The strike price is $3.00 for 5.2 million of the issued warrants, and the strike price is $0.01 for 6.3 million of the issued warrants.